12 Months Ended
Dec. 16, 2014

SCHWAB INVESTMENTS

Schwab Tax-Free Bond FundTM

Schwab California Tax-Free Bond FundTM

(the "Funds")

Supplement dated July 22, 2015 to the

Statutory Prospectus, dated December 16, 2014 and supplemented February 13, 2015 and Statement of Additional Information ("SAI"), dated December 16, 2014,

as supplemented February 13, 2015 and February 27, 2015

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and SAI and should be read in conjunction with the above-referenced Statutory Prospectus and SAI.

2. The "Average annual total returns" table under "Performance" on Page 3 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Average annual total returns (%) as of 12/31
	1 year	5 years	10 years
Before Taxes	(1.32%)	5.67%	4.02%
After Taxes on Distributions	(1.32%)	5.40%	3.88%
After Taxes on Distributions and Sale of Shares	0.25%	4.99%	3.84%
Comparative Index (reflects no deduction for expenses or taxes)
S&P National AMT-Free Municipal Bond Index	(3.28%)	5.57%	n/a
Barclays 7-Year Muni Bond Index	(0.97%)	5.06%	4.37%
The "Average annual total returns" table under "Performance" on Page 6 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Average annual total returns (%) as of 12/31
	1 year	5 years	10 years
Before Taxes	(0.94%)	5.19%	3.97%
After Taxes on Distributions	(0.94%)	5.06%	3.89%
After Taxes on Distributions and Sale of Shares	0.54%	4.75%	3.89%
Comparative Index (reflects no deduction for expenses or taxes)
S&P California AMT-Free Municipal Bond Index	(1.85%)	6.16%	n/a
Barclays 7-Year Muni Bond Index	(0.97%)	5.06%	4.37%